Loans And Leases (Activity In ALLL By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 6,620	$ 6,316
Addition to (reduction in) provision for loan losses	230	250
Charge-offs	(324)	(124)
Recoveries	399	178
Ending balance	6,925	6,620
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,380	1,346
Addition to (reduction in) provision for loan losses	390	17
Charge-offs	(123)	(8)
Recoveries		25
Ending balance	1,647	1,380
Single-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	691	634
Addition to (reduction in) provision for loan losses	149	96
Charge-offs	(147)	(40)
Recoveries	42	1
Ending balance	735	691
Multi-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	705	818
Addition to (reduction in) provision for loan losses	(132)	(113)
Recoveries	143
Ending balance	716	705
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,710	2,541
Addition to (reduction in) provision for loan losses	(128)	161
Charge-offs		(25)
Recoveries	145	33
Ending balance	2,727	2,710
Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	561	442
Addition to (reduction in) provision for loan losses	19	119
Ending balance	580	561
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	474	441
Addition to (reduction in) provision for loan losses	(4)	(39)
Charge-offs	(53)	(41)
Recoveries	69	113
Ending balance	486	474
Other Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	99	94
Addition to (reduction in) provision for loan losses	(64)	9
Charge-offs	(1)	(10)
Recoveries		6
Ending balance	$ 34	$ 99